Cover Page	9 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Current Fiscal Year End Date	--03-31
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK